Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net Revenue	$ 2,350,386	$ 298,484	$ 7,154,429	$ 319,143	$ 2,532,499	$ 4,803
Operating expenses:
Direct costs and expenses	1,440,158	74,704	4,421,309	76,025	1,740,884	467
Research and development	274,497	330,376	1,070,569	1,035,118	1,467,936	1,378,624
Clinical development	93,705	106,422	194,127	161,310	256,661	145,546
Selling, general and administrative	2,364,592	2,023,917	7,023,311	4,576,708	6,790,654	2,481,042
Depreciation and amortization	151,298	57,569	452,005	100,805	249,592	10,182
Total operating expenses	4,324,250	2,592,988	13,161,321	5,949,966	10,505,727	4,015,861
Loss from operations	(1,973,864)	(2,294,504)	(6,006,892)	(5,630,823)	(7,973,228)	(4,011,058)
Other income (expense):
Interest income	2,228	27,193	13,541	109,971	122,131	46,708
Interest expense	(21,631)	(8,785)	(67,430)	(11,801)	(37,125)	(2,532,640)
Other Income	9,683	4,606	9,683	4,606	3,325
Other Expense	(14,697)	(17,100)	(10,186)	(17,100)	(31,121)
Gain on extinguishment of debt						212,258
Fair value adjustments on convertible notes payable						(1,866,922)
Total other income (expense)	(24,417)	5,914	(54,392)	85,676	57,210	(4,140,596)
Loss before income taxes	(1,998,281)	(2,288,590)	(6,061,284)	(5,545,147)	(7,916,018)	(8,151,654)
Income tax expense	2,559	2,294	11,650	18,700	(20,993)	(2,459)
Net loss	$ (2,000,840)	$ (2,290,884)	$ (6,072,934)	$ (5,563,847)	$ (7,937,011)	$ (8,154,113)
Net loss per common share, basic	$ (0.16)	$ (0.26)	$ (0.54)	$ (0.65)	$ (0.91)	$ (1.81)
Net loss per common share, diluted	$ (0.16)	$ (0.26)	$ (0.54)	$ (0.65)	$ (0.91)	$ (1.81)
Weighted average common shares outstanding, basic	12,391,867	8,696,554	11,237,324	8,551,154	8,747,509	4,498,964
Weighted average common shares outstanding, diluted	12,391,867	8,696,554	11,237,324	8,551,154	8,747,509	4,498,964